Subsequent Events	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Subsequent Event [Line Items]
Subsequent Events

Note 7:Subsequent Events

Effective September 16, 2025, the Plan was amended and restated with Fidelity Management Trust Company (Fidelity) appointed as the new trustee of the Plan. Plan assets transferred to Fidelity were from funds comparable to those offered by Capital Bank and Trust Company. The conversion initiated a “Black Out” period beginning September 8, 2025, and continued through October 14, 2025. During this period, funds could not be withdrawn from the Plan until Fidelity had time to accurately complete the conversion. During this period, employee contributions continued to be made through payroll deductions, and the contributions were transferred to Fidelity and invested in funds as requested by each participant.

Concurrent with the transition to Fidelity, the Plan was amended, and the following provisions were changed. The eligibility requirement was lowered from one year of employment and 1,000 hours of service to two months of employment with no minimum hours of service. This change is for all contribution sources except profit-sharing. New hires after August 1, 2025, will be automatically enrolled in the Plan at a deferral rate of 3%. Deferral rates and investment choices can be adjusted at any time. Participant loans for the purchase of a principal residence can now be repayable over a period not to exceed 10 years.